Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments contracted by the Company is as follows:

	December 31, 2013	December 31, 2012
Fair value of interest rate swap hedging instruments - current and non current portions	$21,289	$35,591

Derivative Interest Rate Agreements

The Company entered into certain derivative interest rate agreements to fix the interest rate on debt drawn or anticipated to be drawn under its credit facility. A total of $277,000 has been swapped into fixed rate debt at a weighted average rate of 3.82%, with details as follows:

Start Date	Maturity Date	Notional Amount	Fixed Rate %
December 17, 2008	December 17, 2016	$60,000	(1) 3.69
December 17, 2008	December 17, 2016	60,000	(2) 3.81
December 17, 2008	December 17, 2016	71,000	(2) 3.71
July 15, 2009	August 29, 2014	41,000	3.78
October 29, 2010	October 29, 2015	45,000	4.25

	Total / Weighted average rate	$277,000	3.82%

(1)	The swap counterparty had a one time option to cancel the swaps in February 2013 which was not exercised
(2)	The swap counterparties had a one time option to cancel the swaps in March 2013 which was not exercised